SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Text block [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
12.	SUPPLEMENTAL CASH FLOW INFORMATION
The Company did not
have any cash equivalents as at December 31, 2022 and December 31, 2021.

a)	Schedule of non-cash investing and financing activities:

	Year ended December 31

	2022	2021

Capitalized share-based payments	$6,364	$5,257
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	4,711	5,681
Interest expense included in accounts payable and accrued liabilities	85	79
Share consideration on sale of properties (Note 5)	-	3,544